Restructuring Activities - Restructuring Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	$ 1,488	$ 1,953
Expense	905	1,715	$ 4,600
Utilization	(1,328)	(2,180)
Restructuring Reserve, Ending Balance	1,065	1,488	1,953
Employee Termination Benefits
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	876	718
Expense	905	1,715
Utilization	(1,076)	(1,557)
Restructuring Reserve, Ending Balance	705	876	718
Lease Abandonment Costs
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Beginning Balance	612	1,235
Expense	0	0
Utilization	(252)	(623)
Restructuring Reserve, Ending Balance	$ 360	$ 612	$ 1,235